Commitments and Contingencies - Defined contribution plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Maximum contribution that employer will match, as a percent	3.00%
Number of plans | item	1
Employer match percentage when employee contributes below threshold	100.00%
Employee contribution threshold, as a percent of basic compensation	3.00%
Employer match percentage when employee contributes above threshold	50.00%
Recognized expenses | $	$ 0.5	$ 1.3
Minimum
Defined Contribution Plan Disclosure [Line Items]
Maximum contribution that employer will match, as a percent	3.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Maximum contribution that employer will match, as a percent	5.00%